Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
FDIC insured amount	$ 250,000		$ 250,000	$ 250,000
Cash equivalents, at carrying value	$ 0		$ 0	0
Restricted investments term	185 days		185 days
Deferred tax assets net of valuation allowance	$ 427,000		$ 427,000	700
Unrecognized tax benefits	0	$ 0	0	0
Accrued for interest and penalties	0		0	$ 0
Working capital (deficit)	5,100,000		3,400,000
Operating bank account	242,000		49,000
Proceeds from issuance of common stock	25,000
Proceeds from unsecured and non-interest bearing promissory note	192,000
Proceeds from related party debt	1,900,000	$ 570,000	920,000
Working Capital Loans [Member]
Accounting Policies [Line Items]
Proceeds from related party debt	$ 2,800,000		$ 900,000
Common Class A [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding	40,000,000		40,000,000	0
Number of common stock A into which the class of warrant or right may be converted.	20,000,000		20,000,000